Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator U.S. Equity Ultra Buffer ETF - November
Prospectus [Line Items]
Annual Return [Percent]	9.58%	14.31%	(6.18%)	4.55%	8.17%